Commitments and Contingencies (Schedule of the Reconciliation of Accrued Liability Balances for Probable Contingencies) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loss Contingency Accrual [Roll Forward]
Government settlement and related costs	$ 101,500
Pending Litigation [Member] | Legal Matters Where Negative Outcome is Known or Probable [Member]
Loss Contingency Accrual [Roll Forward]
Beginning Balance	22,612	10,562
Government settlement and related costs	101,500
Other legal settlements	4,654	27,538
Cash Payments	(10,049)	(15,488)
Ending Balance	$ 118,717	$ 22,612